Expense Example {- Fidelity® New York AMT Tax-Free Money Market Fund} - 01.31 Fidelity New York Municipal Money Market Funds Retail Combo PRO-10 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Retail Class
Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393